UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock New Jersey Municipal Income Trust,
40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—153.0%
		Multi-State—12.8%
		Charter Mac Equity Issuer Trust,
$7,000	[1]	Ser. A-2, 6.30%, 6/30/49	$7,215,670
2,500	[1]	Ser. B-1, 6.80%, 11/30/50	2,643,150
		MuniMae TE Bond Subsidiary LLC,
3,000	[1]	Ser. A-1, 6.30%, 6/30/49	3,088,740
2,000		Ser. B-1, 6.80%, 6/30/49	2,112,180
			15,059,740
		New Jersey—121.3%
7,340	[2]	Cherry Hill Twnshp., Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%,
		7/15/11	7,665,161
		City of Vineland, Elec., Pwr. & Lt. Impvts. Ad Valorem Ppty. Tax GO,
1,500		5.30%, 5/15/30, MBIA, AMT	1,543,065
1,500		5.375%, 5/15/31, MBIA, AMT	1,548,840
		Econ. Dev. Auth.,
5,000		Econ. Impvts. Elec., Pwr. & Lt. RB, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31, AMT	5,777,300
5,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	5,299,850
500		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	507,805
855		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	871,091
2,630		Hlth., Hosp. & Nursing Home RB, Fellowship Vlg., Inc. Proj., Ser. C., 5.50%, 1/01/18	2,668,240
2,000		Hlth., Hosp. & Nursing Home RB, Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	2,104,620
860		Hlth, Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/26	858,891
930		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/36	920,449
4,050		Hlth., Hosp. & Nursing Home RB, Winchester Gardens Proj., Ser. A, 5.75%, 11/01/24	4,195,111
1,900		Local Hsg. RB, Victoria Hlth. Corp. Proj., Ser. A, 5.20%, 12/20/36	1,991,694
3,450		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	3,642,579
2,000		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	2,130,860
500		RB, Cigarette Tax Proj., 5.75%, 6/15/29	548,320
2,000		Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	2,033,300
2,500		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	2,969,050
		Edl. Facs. Auth.,
250		Coll & Univ. RB, Georgian Court Univ. Proj., Ser. D, 5.00%, 7/01/33	250,378
1,000		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	1,053,970
2,000		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	2,177,780
100		Univ. & Coll. Impvts. Lease RB, Kean Univ. Proj., Ser. D, 5.00%, 7/01/32, FGIC	104,817
500		Univ & Coll. Impvts. Lease RB, Kean Univ. Proj., Ser. D, 5.00%, 7/01/39, FGIC	522,900
3,000		Univ. & Coll. Impvts. RB, Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	3,220,080
2,120	[2]	Univ. & Coll. Impvts. RB, Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/13	2,401,472
1,250		Univ & Coll. Impvts. RB, Richard Stockton Coll. Proj., Ser. F, 5.00%, 7/01/31, MBIA	1,305,713
500		Univ. & Coll. RB, Ramapo Coll. Proj., Ser. I, 4.25%, 7/01/31, AMBAC	478,890
700		Univ. & Coll. RB, Rowan Univ. Proj., Ser. B, 4.25%, 7/01/34, FGIC	662,998
1,000		Egg Harbor Twnshp. Sch. Dist., Ad Valorem Ppty. Tax GO, 4.125%, 4/01/30, FSA	944,830
12,600		Garden St. Presvtn. Trust, Recreational Fac. Impvts. RB, Open Space & Farmland Presvtn. Proj., Ser. B, Zero Coupon, 11/01/26, FSA	5,161,842
		Hlth. Care Facs. Fing. Auth.,
3,000	[2]	Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/12	3,213,900
10,000		Hlth., Hosp. & Nursing Home Impvts. RB, Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	10,301,700
7,460	[2]	Hlth., Hosp. & Nursing Home Impvts. RB, South Jersey Hosp. Sys. Proj., 6.00%, 7/01/12	8,123,119
7,700		Hlth., Hosp. & Nursing Home Impvts. RB, St. Barnabas Hlth. Proj., Zero Coupon, 7/01/36	1,537,382
1,995	[2]	Hlth., Hosp. & Nursing Home RB, Atlantic City Med. Ctr. Proj., 5.75%, 7/01/12	2,158,610
2,505		Hlth., Hosp. & Nursing Home RB, Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	2,621,407
1,650		Hlth., Hosp. & Nursing Home RB, South Jersey Hosp., Inc. Proj., 5.00%, 7/01/46	1,596,672
750		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., 5.00%, 7/01/29	742,088
7,250		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., Ser. B, Zero Coupon, 7/01/37	1,369,090
700		Hsg. & Mtg. Fin. Agcy., Local or Gtd. Hsg. RB, 4.70%, 10/01/37, AMT	657,888
		Middlesex Cnty. Impvt. Auth.,
4,400		Local Multi-Fam. Hsg. RB, New Brunswick Apts. LLC Proj., 5.30%, 8/01/35, AMT	4,442,284
1,400		Local Multi-Fam. Hsg. RB, Skyline Tower Urban Renewal Proj., 5.35%, 7/01/34, AMT	1,444,982
1,790		Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	1,867,221
2,500		Middlesex Cnty. Poll. Ctrl. Auth., Indl. Impvts. RB, Hess Corp. Proj., 6.05%, 9/15/34	2,656,275
1,890		Newark Hlth. Care Fac., Hlth., Hosp. & Nursing Home RB, New Cmnty.
		Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	1,975,334

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		New Jersey— (cont'd)
$3,375		Newark Hsg. Auth., Lease RB, Newark Redev. Proj., 4.375%, 1/01/37, MBIA	$3,245,231
		Perth Amboy, Ad Valorem Ppty. Tax GO,
1,075		Zero Coupon, 7/01/34, FSA	868,396
175		Zero Coupon, 7/01/35, FSA	141,237
6,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, JFK Intl. Air Term. LLC Proj., 5.75%, 12/01/22, MBIA, AMT	6,150,600
2,000		Rahway Valley Swr. Auth., Swr. Impvts. RB, Cap. Apprec. Proj., Ser. A, Zero Coupon, 9/01/33, MBIA	574,500
500		Rutgers St. Univ., Univ. & Coll. Impvts. RB, Ser. E, 5.00%, 5/01/34, FGIC	518,210
225		Salem Cnty. Impvt. Auth., Econ. Impvts. Pking. Fac. Impvts. RB, Finlaw St. Off. Bldg. Proj., 5.25%, 8/15/38, FSA	241,137
		Tobacco Settlement Fing. Corp.,
10,500	[2]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	11,534,040
2,500		Tobacco Settlement Funded RB, Ser. 1A, 5.00%, 6/01/41	2,301,625
3,300		Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	485,892
4,000		Transp. Trust Fund Auth., Trans. Impvts. RB, Ser. C, Zero Coupon, 12/15/32, FSA	1,200,600
		Trenton Pkg. Auth., Auto Pkg. RB,
3,465		5.00%, 4/01/25, FGIC	3,560,461
1,500		5.00%, 4/01/30, FGIC	1,530,075
			142,621,852
		Puerto Rico—18.9%
1,000		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. TT, 5.00%, 7/01/32	1,026,720
2,550		Hsg. Fin. Corp., Local or Gtd. Hsg. RB, Ser. A, 5.20%, 12/01/33	2,594,982
2,545		Hsg. Fin. Corp., St. Sngl. Fam. Hsg. RB, Ser. B, 5.30%, 12/01/28, AMT	2,590,683
3,500	[2]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	3,722,320
6,000		Infrastructure Fing. Auth., Swr. Impvts. Sales Tax RB, Ser. A, Zero Coupon, 7/01/37, AMBAC	1,410,720
		Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
5,000		Ser. D, Zero Coupon, 7/01/31, AMBAC	4,268,050
3,765	[2]	Ser. D, 5.25%, 7/01/12	3,988,566
1,735		Ser. D, 5.25%, 7/01/36	1,789,444
750		Tax Fing., Sales Tax RB, Ser. A, 5.25%, 8/01/57	785,662
			22,177,147
		Total Long-Term Investments (cost $170,464,852)	179,858,739
		MONEY MARKET FUNDS—0.7%
817	[3,4]	CMA New Jersey Mun. Money Fund, 2.99% (cost $816,756)	816,756
Total Investments—153.7% (cost $171,281,6085)			$180,675,495
Other assets in excess of liabilities—0.6%			751,842
Preferred shares at redemption value, including dividends payable—(54.3)%			(63,830,587)
Net Assets Applicable to Common Shareholders —100%			$117,596,750

1

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 11.0% of its net assets, with a current market value of $12,947,560, in securities restricted as to resale.

2

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

3	Represents an investment in an affiliate.

4	Represents current yield as of July 31, 2007.

5

Cost for federal income tax purposes is $171,348,751. The net unrealized appreciation on a tax basis is $9,326,744, consisting of $10,253,343 gross unrealized appreciation and $926,599 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
SA	—	Special Assessment

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock New Jersey Municipal Income Trust

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date:	September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date:	September 20, 2007